Short-Term Debt (Short-Term Revolving and Non-Revolving Credit Facilities, Outstanding Borrowings and Available Capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total advances under available facilities	$ 1,884	$ 1,404
Available capacity under existing agreements	$ 1,448	898
Revolving credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2030
Total available capacity	$ 1,645	1,151
Revolving credit facility | TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2030
Total available capacity	$ 548	576
Revolving credit facility | PGS
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2030
Total available capacity	$ 343	360
Revolving credit facility | NMGC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2027
Total available capacity	$ 171	180
Non-revolving credit facility | NSPI
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 500	0
Revolving credit facility III | Other
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity	$ 29	35
Non-revolving term loan | NMGC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 96	0
Advances under revolving credit and term facilities
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total advances under available facilities	1,881	1,400
Letters of credit issued within the credit facilities
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total advances under available facilities	3	4
Short term credit facilities
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity	$ 3,332	$ 2,302